Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Income before income taxes	€ 2,008,549	€ 2,042,533	€ 1,775,676
income tax expense (benefit)
Current tax expense	657,061	633,393	603,514
Deferred tax income	(203,046)	(10,912)	(38,488)
Total tax expense (income)	454,015	622,481	565,026
Germany
Disclosure of geographical areas [line items]
Income before income taxes	(12,228)	191,377	124,416
income tax expense (benefit)
Current tax expense	86,069	50,625	65,102
Deferred tax income	(36,022)	(23,703)	(47,857)
United States
Disclosure of geographical areas [line items]
Income before income taxes	1,592,300	1,490,789	1,325,346
income tax expense (benefit)
Current tax expense	440,000	454,448	413,502
Deferred tax income	(156,704)	27,570	(734)
Other
Disclosure of geographical areas [line items]
Income before income taxes	428,477	360,367	325,914
income tax expense (benefit)
Current tax expense	130,992	128,320	124,910
Deferred tax income	€ (10,320)	€ (14,779)	€ 10,103